As filed with the Securities and Exchange Commission on June 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

Item 1. Report to Stockholders.

Midanek/Pak Ultrashort Duration Fund

May 23, 2005

Dear Fellow Shareholders:

I am honored and pleased to have this opportunity to address you regarding our Fund. This has been an exciting time for us, reestablishing the Ultrashort product, marketing with Sincere & Co. to the advisor community, and, of course, managing the Fund in a very interesting economic environment.

To date, the Federal Reserve has raised the Federal Funds Rate from a low of 1.25% to the current rate of 3%. This has created an interesting investment environment for our Fund dedicated as it is to price stability. In the past, Fed tightening has begun from a higher base rate. Correspondingly, bond funds had a more substantial dividend rate to cover potential capital losses caused by increasing rates. With the funds rate below 3% for the entire six month period ended March 31, 2005 the dividend rate left very little cushion. Nonetheless our Fund provided positive returns in each of the six months in the period. The six month return for the Fund was 1.14%, outperforming both the Merrill Lynch 3 Month Index (1.05%) and the iMoneynet Top Tier Institutional Money Market Fund Index (.91%).

Looking forward, we expect the Fed to continue raising the Federal Funds Rate, in small increments, until it reaches 4-4.5%. Further, we expect these future rate changes to be increasingly reflected in the long end of the interest rate curve thus reducing the Fed’s frustration with the significant yield curve flattening of the recent past. We believe that Fed tightening is primarily aimed at dampening aggressive mortgage lending and the growth of leveraged hedge fund speculation. As such, they are unlikely to pause anytime soon, or as a result of modest declines in economic growth.

This view will be reflected in our Fund in the form of a continued emphasis on Agency floating rate securities and an even shorter duration than usual until the Fed reaches its target, or the market reflects its full impact.

This has been an exciting period for our Fund. As we grow we intend to stay in touch with our shareholders. We invite you to contact us at our website (www.MPAinvest.com) or by telephone at 1-877-MIDANEK (643-2635).

Jim Midanek	John Pak
CIO	CEO

Past performance is no guarantee of future results.

Investments in debt securities typically decrease in value when interest rates rise.

EXPENSE EXAMPLE at March 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.55% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued) at March 31, 2005 (Unaudited)

	Beginning Account Value 10/1/04	Ending Account Value 3/31/05	Expenses Paid During Period 10/1/04 - 3/31/05*
Actual	$1,000.00	$1,011.40	$5.53
Hypothetical (5% return
before expenses)	$1,000.00	$1,044.50	$5.62

*
Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS at March 31, 2005 (Unaudited)

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

	Par	Value
U.S. GOVERNMENT &
AGENCY SECURITIES - 34.4%
U.S. Agency Debentures - 22.5%
FFCB
2.500%, 10/20/05 (a)	$400,000	$400,015
FHLB
6.220%, 05/12/05	50,000	50,211
2.125%, 09/01/05	25,000	24,905
5.260%, 09/23/05	15,000	15,143
2.125%, 11/15/05	100,000	99,179
2.000%, 02/13/06	125,000	123,318
2.975%, 03/28/06 (a)	250,000	249,982
FHLMC
3.260%, 05/17/07, Callable 11/17/05 @ 100 (a)	30,000	29,993
		992,746

U.S. Treasuries - 11.9%
U.S. Treasury Notes
6.500%, 08/15/05	215,000	217,788
2.250%, 04/30/06	310,000	305,871
		523,659
Total U.S. Government & Agency Securities
(Cost $1,518,129)		1,516,405
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 15.5%
Adjustable Rate (a) - 13.0%
FHLMC Pool
4.510%, 03/01/32, #847003 (b)	25,296	25,193
FNMA Pool
4.470%, 11/01/26, #037029 (b)	48,487	48,866
GNMA Pool
3.750%, 08/20/17, #8254 (b)	66,572	66,759
3.375%, 03/20/22, #8936 (b)	35,253	35,353
3.750%, 09/20/22, #8052 (b)	23,388	23,505
4.130%, 12/20/22, #8096 (b)	45,465	45,650
3.375%, 05/20/23, #8198 (b)	48,647	48,678
3.750%, 08/20/23, #8269 (b)	33,013	33,095
3.750%, 08/20/24, #8482 (b)	243,115	244,027
		571,126

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) at March 31, 2005 (Unaudited)

	Par	Value
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 15.5% (Continued)

Fixed Rate - 2.5%
FNMA Pool
4.500%, 07/25/33, Series 2003-129, Class PQ	$111,658	$111,899

Total U.S. Government Agency
Mortgage-Backed Securities (Cost $682,332)		683,025

CMO - U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 15.4%

Fixed Rate - 15.4%
FHLMC Pool
4.500%, 01/15/11, Series 2643, Class LA	79,906	80,291
3.500%, 03/15/19, Series 2684, Class QM	220,280	219,359
4.000%, 04/15/21, Series 2591, Class PJ	140,574	140,370
3.500%, 10/15/23, Series 2723, Class QE	14,033	13,846
5.250%, 10/15/27, Series 2061, Class TA	63,410	63,664
FNMA Pool
4.000%, 11/25/17, Series 2004-21, Class QA	150,000	149,533
3.000%, 06/25/19, Series 2003-46, Class PQ	15,000	14,716
		681,779
Total CMO - U.S. Government Agency
Mortgage-Backed Securities (Cost $684,576)		681,779

ASSET-BACKED SECURITIES - 13.6%

Automotive - 7.3%
Carmax
Series 2002-2, Class A3
2.670%, 08/15/06	14,429	14,423
Nissan
Series 2003-A, Class A3A
2.950%, 06/15/09 (a)	64,944	65,012
Volkswagen
Series 2003-2, Class A2
1.550%, 06/20/06	12,794	12,770
Series 2003-2, Class A3
2.270%, 10/22/07	90,000	89,110
Series 2002-A, Class A4
2.750%, 12/20/07	50,000	49,942

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) at March 31, 2005 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES - 13.6% (Continued)

Automotive - 7.3% (Continued)
WFS Financial
Series 2004-2, Class A2
2.030%, 10/22/07	$91,706	$91,218
		322,475
Commercial - 3.1%
Lehman Brothers
Series 2004-LLFA, Class A1
2.940%, 10/15/17 (a)	137,332	137,317

Credit Cards - 1.2%
Metris
Series 2004-1, Class A
3.130%, 04/20/11 (a)	54,000	53,989

Home Equity - 2.0%
Novastar
Series 2004-2, Class A3
2.990%, 09/25/34 (a)	85,842	85,847

Total Asset-Backed Securities
(Cost $599,558)		599,628

	Shares/Par
MONEY MARKET FUNDS - 10.0%
SEI Daily Income Trust
Government Fund - Class B	440,991	440,991

Total Money Market Funds
(Cost $440,991)		440,991

U.S. GOVERNMENT AGENCY ISSUE - 8.6%
FHLB Discount Note
2.505%, 05/18/05	$125,000	124,591
3.070%, 08/12/05	145,000	143,355
FHLMC Discount Note
3.250%, 10/18/05	115,000	112,924
		380,870
Total U.S. Government Agency Issue
(Cost $380,978)		380,870

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) at March 31, 2005 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS - 2.3%
U.S. Treasury Bill
2.245%, 05/12/05	$100,000	$99,744

Total U.S. Treasury Obligations
(Cost $99,744)		99,744

TOTAL INVESTMENTS - 99.8%
(Cost $4,406,309)		4,402,442
Other Assets less Liabilities - 0.2%		11,033

NET ASSETS - 100.0%		$4,413,475

(a)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2005.
(b)
As of March 31, 2005, these securities were being valued using fair value pricing methodologies approved by the Board of Trustees. The value of these securities was $571,126 or 13.0% of total net assets.

CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2005 (Unaudited)

ASSETS
Investments, at market value (cost $4,406,309)	$4,402,442
Cash	69
Receivables:
Due from advisor	29,366
Interest	12,873
Prepaid expenses	12,875
Total Assets	4,457,625

LIABILITIES
Payables:
Fund shares redeemed	153
Due to custodian	622
Due to administrator	2,548
Due to fund accounting	4,428
Due to transfer agent	3,790
Due to auditor	7,480
Shareholder reporting fees	3,094
Chief Compliance Officer fee	1,500
Accrued expenses	20,535
Total Liabilities	44,150
NET ASSETS	$4,413,475

Net asset value, offering and redemption price per share
[$4,413,475/440,918 shares outstanding; unlimited number
of shares (par value $0.01) authorized]	$10.01

COMPONENTS OF NET ASSETS
Paid-in capital	$4,417,848
Undistributed net investment loss	(589)
Accumulated net realized gain on investments	83
Net unrealized depreciation on investments	(3,867)
Net Assets
$4,413,475

See notes to financial statements.

STATEMENT OF OPERATIONS For the Period Ended March 31, 2005 (Unaudited)(1)

INVESTMENT INCOME
Interest	$33,001
Total income	33,001

EXPENSES
Administration fees (Note 3)	14,959
Transfer agent fees	14,563
Fund accounting fees	12,956
Professional fees	11,073
Registration fees	8,997
Advisory fees (Note 3)	5,760
Trustee fees	3,989
Shareholder reporting	3,094
Chief Compliance Officer fee	3,000
Custody fees	1,789
Miscellaneous	1,050
Insurance	74
Total expenses	81,304
Less: advisory fee waiver and reimbursement (Note 3)	(74,968)
Net expenses	6,336
NET INVESTMENT INCOME	26,665

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	83
Net change in unrealized depreciation on investments	(3,867)
Net realized and unrealized loss on investments	(3,784)
Net Increase in Net Assets Resulting from Operations	$22,881

(1)	Commenced operations on October 1, 2004.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

October 1, 2004* to March 31, 2005 (Unaudited)
OPERATIONS
Net investment income	$26,665
Net realized gain on investments	83
Net change in unrealized depreciation on investments	(3,867)
Net increase in net assets
resulting from operations	22,881

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(27,254)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from
net change in outstanding shares (a)	4,417,848
Total increase in net assets	4,413,475

NET ASSETS
Beginning of period	—
End of period	$4,413,475
Includes undistributed net investment loss of:	$(589)

(a) A summary of share transactions is as follows:

	October 1, 2004* to March 31, 2005 (Unaudited)

	Shares	Value
Shares sold	438,232	$4,390,941
Shares reinvested	2,721	27,260
Shares redeemed	(35)	(353)
Net increase	440,918	$4,417,848

* Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period
October 1, 2004* to March 31, 2005 (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.11

Less distributions to shareholders:
From net investment income	(0.10)
Net asset value, end of period	$10.01

Total return	1.14%(1)

Supplemental data and ratios:
Net assets, end of period (in millions)	$4.4
Ratio of net expenses to average net assets:
Before expense reimbursement	7.06%(2)
After expense reimbursement	0.55%(2)
Ratio of net investment (loss)/income
to average net assets:
Before expense reimbursement	(4.19%)(2)
After expense reimbursement	2.32%(2)
Portfolio turnover rate	33%(1)

* Commencement of operations.
(1) Not annualized.
(2) Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS at March 31, 2005 (Unaudited)

NOTE 1 - ORGANIZATION

The Midanek/Pak Ultrashort Duration Fund (the “Fund”) is a series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek maximum total return consistent with preservation of capital. The Fund pursues this objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund commenced operations on October 1, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including type of security, size of holding, trading volume and news events. As of March 31, 2005, the Fund held fair value securities with a value of $571,126 or 13.0% of total net assets. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS (Continued) at March 31, 2005 (Unaudited)

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on securities sold are determined on the basis of identified cost. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income daily and distributes net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund entered into an Investment Advisory Agreement with Midanek/Pak Advisors, LLC (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the period ended March 31, 2005, the Midanek/Pak Ultrashort Duration Fund incurred $5,760 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.55% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

NOTES TO FINANCIAL STATEMENTS (Continued) at March 31, 2005 (Unaudited)

The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended March 31, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $74,968. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Year	Amount
2008	$74,968

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Fund asset level	Fee rate
Less than $20 million	$30,000
$20 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $200 million	0.10% of average daily net assets
More than $200 million	0.05% of average daily net assets

For the period ended March 31, 2005, the Fund incurred $14,959 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

For the period ended March 31, 2005, the Fund was allocated $3,000 of the Chief Compliance Officer fee.

NOTES TO FINANCIAL STATEMENTS (Continued) at March 31, 2005 (Unaudited)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. government obligations, were $3,009,300 and $539,200, respectively. Purchases and sales of U.S. government obligations for the period ended March 31, 2005 were $306,052 and $0, respectively.

NOTE 5 - INCOME TAXES

The tax character of distributions paid during the period ended March 31, 2005 for the Fund was as follows:

2005
Ordinary Income	$27,254

NOTICE TO SHAREHOLDERS at March 31, 2005 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-840-1200, or on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q is also available by calling 1-877-840-1200.

(This Page Intentionally Left Blank.)

Advisor
Midanek/Pak Advisors, LLC
1981 North Broadway, Suite 320
Walnut Creek, CA 94596
www.MPAinvest.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 840-1200

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (877) 840-1200.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 6/6/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 6/6/05

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 6/6/05

* Print the name and title of each signing officer under his or her signature.